SCHEDULE OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Change In Fiscal Year End
Revenue	$ 204,842	¥ 1,495,206	¥ 1,055,578	¥ 1,374,729	¥ 2,059,241
Cost of revenues	(190,815)	(1,392,815)	(996,052)	(1,294,161)	(2,033,797)
Gross profit	14,027	102,391	59,526	80,568	25,444
Operating expenses	(42,275)	(308,579)	(279,249)	(411,068)	(452,360)
Other operating income, net	4,340	31,677	17,066	18,001	69,990
Loss from operations	(23,908)	(174,511)	(202,657)	(312,499)	(356,926)
Loss before income tax expense	(27,637)	(201,724)	(238,493)	(375,250)	(147,133)
Net loss	$ (27,309)	¥ (199,334)	¥ (226,822)	¥ (369,542)	¥ (137,169)
Weighted average number of ordinary shares outstanding - basic	56,744,742,647	56,744,742,647	1,430,901,818	2,185,363,635	1,344,536,565
Weighted average number of ordinary shares outstanding - diluted	56,744,742,647	56,744,742,647	1,430,901,818	2,185,363,635	1,344,536,565
Net loss per share attributable to ordinary shareholders, basic | (per share)	$ (0.00)	¥ (0.00)	¥ (0.35)	¥ (1.11)	¥ (0.66)
Net loss per share attributable to ordinary shareholders, diluted | (per share)	$ (0.00)	¥ (0.00)	¥ (0.35)	¥ (1.11)	¥ (0.66)